Quarterly Report
December 31, 2021
MFS®  West Virginia
Municipal Bond Fund
MWV-Q3

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.9%
Airport Revenue – 1.0%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$155,000	$160,788
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2024	90,000	99,693
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2025	115,000	131,888
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2026	175,000	206,763
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2027	220,000	266,379
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	60,000	67,282
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	70,000	78,603
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	61,422
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	94,924
		$1,167,742
General Obligations - General Purpose – 13.9%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$260,000	$278,130
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,100,000	976,250
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	95,000	95,346
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2041	730,000	882,274
State of Illinois, General Obligation, 5.5%, 5/01/2039	165,000	210,822
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	135,000	170,717
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	195,000	251,218
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2027	720,000	883,609
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2035	1,000,000	1,270,607
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2042	3,000,000	3,893,985
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2044	3,000,000	3,754,958
State of West Virginia, General Obligation Road Bonds, “B”, 5%, 12/01/2040	1,750,000	2,166,678
State of West Virginia, General Obligation Road Bonds, “B”, 5%, 6/01/2041	200,000	247,485
State of West Virginia, General Obligation Road Bonds, “B”, 4%, 12/01/2042	1,000,000	1,163,555
		$16,245,634
General Obligations - Schools – 2.3%
Greenbrier County, WV, Board of Education, 4%, 5/01/2024	$590,000	$636,066
Monongalia County, WV, Board of Education, 5%, 5/01/2031 (Prerefunded 5/01/2022)	2,000,000	2,031,396
		$2,667,462
Healthcare Revenue - Hospitals – 15.8%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$155,000	$172,808
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	15,000	16,397
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	780,000	886,774
Virginia Small Business Financing Authority Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	490,000	563,628
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), 4%, 1/01/2038	230,000	260,697
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2028	1,000,000	1,104,569
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	1,500,000	1,846,156
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 4.125%, 1/01/2047	1,245,000	1,402,759
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, ETM, 6.5%, 9/01/2023	660,000	705,240
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,150,611
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), ETM, 5%, 1/01/2044 (Prerefunded 1/01/2024)	1,000,000	1,091,555
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5%, 6/01/2027	200,000	236,983
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 4%, 6/01/2035	1,500,000	1,673,859
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5.5%, 6/01/2044 (Prerefunded 6/01/2023)	3,460,000	3,713,538
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	2,000,000	2,260,054
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	1,000,000	1,183,496

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	$220,000	$247,049
		$18,516,173
Industrial Revenue - Other – 0.9%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$420,000	$593,040
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	200,000	205,335
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	225,000	248,249
		$1,046,624
Miscellaneous Revenue - Other – 7.3%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	$140,000	$149,366
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	580,000	635,317
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	545,000	549,705
State of West Virginia, Higher Education Policy Commission Community & Technical Colleges Capital Improvement Refunding Rev., 5%, 7/01/2038	200,000	239,582
West Virginia Economic Development Authority, Excess Lottery Rev., 5%, 6/15/2022	250,000	255,060
West Virginia Economic Development Authority, Excess Lottery Rev., “A”, 5%, 7/01/2038	1,000,000	1,235,314
West Virginia School Building Authority, “A”, 5%, 7/01/2028	590,000	679,072
West Virginia School Building Authority, “A”, 3%, 7/01/2033	2,000,000	2,179,653
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/2030	1,000,000	1,003,603
West Virginia School Building Authority, Lottery Capital Improvement Rev., “A”, 5%, 7/01/2028	1,500,000	1,602,449
		$8,529,121
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$170,000	$170,361
Sales & Excise Tax Revenue – 4.9%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$10,000	$12,265
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	6,225
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	12,722
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	30,000	34,553
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	45,000	50,718
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	500,000	674,149
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	1,000,000	1,114,151
Ohio County, WV, Commission Special District Excise Tax Improvement Refunding Rev. (Fort Henry Economic Opportunity Development District - The Highlands Project), “B”, 2.75%, 3/01/2041	290,000	289,285
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	25,000	28,503
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,537,000	1,779,165
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	238,000	268,178
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	83,000	93,524
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,130
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	44,640
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,896
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	45,000	41,608
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	6,143
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	412,000	335,181
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	396,000	300,166
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,503,000	510,764
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	120,000	127,995
		$5,733,961

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 2.4%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$280,000	$307,903
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	380,000	417,369
West Virginia Housing Development Fund, “A”, 3.875%, 11/01/2044	1,500,000	1,621,229
West Virginia Housing Development Fund, “B”, 1.8%, 5/01/2026	485,000	503,001
		$2,849,502
State & Local Agencies – 7.2%
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	$140,000	$175,319
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	260,000	316,069
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	5,000	6,454
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	5,888
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	20,000	23,489
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	15,000	17,561
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	10,000	11,678
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	15,000	17,481
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	10,000	11,583
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	105,000	123,981
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	1,640,000	876,021
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/2033	1,000,000	1,001,709
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile and Public Safety Facilities), “A”, 5%, 6/01/2025	255,000	259,926
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile and Public Safety Facilities), “A”, 5%, 6/01/2029	2,000,000	2,038,472
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile and Public Safety Facilities), “A”, AGM, 5%, 6/01/2022	1,000,000	1,003,525
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NPFG, 5.25%, 1/01/2025	315,000	316,223
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NPFG, 5.25%, 1/01/2030	1,355,000	1,360,260
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	797,327
		$8,362,966
Tax - Other – 2.4%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$535,000	$634,655
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	945,000	963,878
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	95,000	98,113
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	1,000,000	1,026,726
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	109,528
		$2,832,900
Tax Assessment – 1.3%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$455,384
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	1,005,148
		$1,460,532
Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$75,000	$94,254
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	125,000	140,550
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	500,000	580,656
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	1,360,000	225,099
		$1,040,559
Toll Roads – 2.5%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$155,000	$171,507
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	120,000	132,222
West Virginia Parkways Authority, Senior Lien Turnpike Toll Rev., 4%, 6/01/2042	1,250,000	1,495,503

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	$1,000,000	$1,145,456
		$2,944,688
Transportation - Special Tax – 4.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$520,000	$523,377
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	760,000	786,236
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	1,000,000	1,141,973
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	220,000	259,708
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 4%, 6/15/2044	1,225,000	1,381,683
West Virginia, Surface Transportation Improvements Special Obligation, “A”, 5%, 9/01/2025	1,400,000	1,622,545
		$5,715,522
Universities - Colleges – 10.3%
Fairmont, WV, State University Board of Governors Refunding Rev., “A”, 5%, 6/01/2031	$720,000	$939,766
Fairmont, WV, State University Board of Governors Refunding Rev., “A”, 5%, 6/01/2032	1,050,000	1,396,445
Marshall University, WV, Board of Governors Rev., “A”, AGM, 5%, 5/01/2030	860,000	1,108,542
Marshall University, WV, Board of Governors Rev., “A”, AGM, 3%, 5/01/2046	1,000,000	1,060,622
Marshall University, WV, Board of Governors Rev., “A”, AGM, 4%, 5/01/2050	1,500,000	1,720,623
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	110,000	112,742
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2044	1,000,000	1,298,171
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2049	1,000,000	1,245,335
West Virginia University, University Systems Rev., “A”, NPFG, 5.25%, 4/01/2028	2,720,000	3,128,658
		$12,010,904
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$140,000	$143,500
Utilities - Investor Owned – 1.5%
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	$750,000	$743,208
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	1,000,000	1,006,959
		$1,750,167
Utilities - Municipal Owned – 1.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$435,000	$478,624
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	285,000	283,931
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	45,000	44,831
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	10,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	100,000	100,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	9,763
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	110,000	107,387
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	180,000	179,325
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	49,188
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	39,050
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	50,000	49,813
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	9,963
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	145,000	144,456
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	135,000	143,990
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,683
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	10,013
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	20,000	20,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	70,000	68,337
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	75,000	75,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	20,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	$65,000	$65,000
		$1,938,979
Utilities - Other – 0.1%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	$125,000	$128,891
Water & Sewer Utility Revenue – 15.4%
Berkeley County, WV, Public Service Sewer District, “A”, BAM, 5%, 6/01/2036	$1,700,000	$1,981,992
Fairmont, WV, Waterworks Rev., AAC, 5.25%, 7/01/2022	75,000	76,648
Fairmont, WV, Waterworks Rev., “A”, BAM, 4%, 7/01/2027	200,000	231,862
Fairmont, WV, Waterworks Rev., “A”, BAM, 4%, 7/01/2028	200,000	235,882
Fairmont, WV, Waterworks Rev., “A”, BAM, 4%, 7/01/2029	300,000	359,228
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	40,000	45,674
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	203,924
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	20,000	21,776
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	20,000	21,645
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	135,000	165,099
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	35,000	38,742
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	40,000	44,150
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,117
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	50,000	55,201
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	83,120
Morgantown, WV, Combined Utility System Rev., “A”, AGM, 5%, 12/01/2041	1,000,000	1,184,442
Morgantown, WV, Combined Utility System Rev., “A”, BAM, 4%, 12/01/2033	400,000	483,107
Morgantown, WV, Combined Utility System Rev., “B”, 5%, 12/01/2043	2,000,000	2,431,201
West Virginia Water Development Authority Rev. (Loan Program II), “A”, 5%, 11/01/2026	650,000	703,269
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,475,000	1,767,045
West Virginia Water Development Authority Rev. (Loan Program IV), “A-IV”, 5%, 11/01/2038	500,000	610,079
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2038 (Prerefunded 6/01/2023)	3,000,000	3,196,561
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2043 (Prerefunded 6/01/2023)	1,000,000	1,065,520
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2041	1,000,000	1,196,635
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	1,500,000	1,768,848
		$17,993,767
Total Municipal Bonds		$113,249,955
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$167,000	$149,736
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	400,000	130,154
Total Bonds		$279,890
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.07% (v)	1,350,624	$1,350,624

Other Assets, Less Liabilities – 1.7%		2,004,967
Net Assets – 100.0%		$116,885,436
(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,350,624 and $113,529,845, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,610,937, representing 2.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$113,249,955	$—	$113,249,955
U.S. Corporate Bonds	—	279,890	—	279,890
Mutual Funds	1,350,624	—	—	1,350,624
Total	$1,350,624	$113,529,845	$—	$114,880,469
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$588,118	$25,299,738	$24,537,232	$—	$—	$1,350,624
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$738	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2021, are as follows:
West Virginia	75.1%
Puerto Rico	7.4%
New Jersey	2.6%
New York	1.7%
Guam	0.9%
Ohio	0.9%
Virgin Islands	0.9%
Alabama	0.8%
California	0.8%
Illinois	0.8%
South Carolina	0.8%
Maryland	0.7%
North Carolina	0.7%
Virginia	0.7%
Massachusetts	0.6%
Texas	0.6%
Utah	0.6%
Tennessee	0.5%
Michigan	0.4%
Pennsylvania	0.2%
Wisconsin	0.2%
Indiana	0.1%
Mississippi	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.